For filings that incorporate by reference a supplement (i.e., a “sticker”) to a prospectus and/or SAI:

Incorporated herein by reference is a supplement to the Fund’s prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on May 6, 2011 (SEC Accession No. 033-87874 and 811-08922).